Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Cash and cash equivalents
15.	Cash and cash equivalents

	December 31, 2018	December 31, 2017
Cash on hand	8	7
Cash at banks, including
— in Russian rubles	360	617
— in U.S. dollars	766	1,377
— in euro	596	305
— in other currencies	164	146

Total cash and cash equivalents	1,894	2,452

Less allowance for expected credit losses	(91)	—

Total cash and cash equivalents, net	1,803	2,452

For the purpose of the consolidated statement of cash flows, bank overdrafts are deducted from cash and cash equivalents in the amount of RUB 1,423 million and RUB 1,229 million as of December 31, 2018 and 2017, respectively. As of December 31, 2018 and 2017, the Group had short-term deposits included in cash at banks of RUB 494 million and 1,062, respectively. As of December 31, 2018 and 2017, the Group had available RUB 573 million and RUB 475 million, respectively, of undrawn committed borrowing facilities.

Reconciliation between the changes in liabilities arising from financing activities including both changes arising from cash flows and non-cash changes:

	Loans and borrowings	Finance lease liabilities	Deferred payments for acquisition of assets	Put option of Gazprombank	Other current financial liabilities	Deferred consideration paid for the acquisition of subsidiaries in prior periods
At December 31, 2015	495,982	13,988	—	—	—	14,799
Cash flows	(70,084)	(5,217)	—	34,300	—	(4,732)
Foreign exchange movement	(25,303)	(351)	—	—	—	(2,035)
Other changes, including interest	45,214	2,176	1,052	1,898	—	—
At December 31, 2016	445,809	10,596	1,052	36,198	—	8,032
Cash flows	(42,480)	(4,801)	(455)	—	—	(3,652)
Foreign exchange movement	(3,942)	(67)	—	—	—	(370)
Changes in fair value	—	—	—	—	(81)	—
Other changes, including interest	40,506	3,626	1,083	4,062	815	—
At December 31, 2017	439,893	9,354	1,680	40,260	734	4,010
Cash flows	(52,951)	(3,892)	(629)	—	(442)	(3,968)
Foreign exchange movement	24,167	83	—	—	—	339
Changes in fair value	—	—	—	—	(292)	—
Other changes, including interest	7,723	2,748	379	3,796	—	—
At December 31, 2018	418,832	8,293	1,430	44,056	—	381

The table above does not include dividends paid of RUB 1,394 million, RUB 978 million and RUB 7 million, acquisition of non-controlling interests in subsidiaries of RUB nil million, RUB 3,358 million and RUB nil million and fines and penalties on overdue finance leases of RUB 10 million, RUB 13 million and RUB 129 million for the year ended December 31, 2018, 2017 and 2016, respectively. The amounts presented in other changes are primarily attributable to interest accrued of RUR 36,660 million, RUB 41,528 million and RUB 45,664 million for the year ended December 31, 2018, 2017 and 2016, respectively (Note 25.5), and effect of restructuring of loans and finance leases of RUB 33,514 million, RUB 264 million and RUB 992 million for the year ended December 31, 2018, 2017 and 2016, respectively (Note 25.4).